Restricted net assets (Condensed Balance Sheets) (Parenthetical) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011	Dec. 31, 2013 Series A Preference Shares [Member]	Dec. 31, 2012 Series A Preference Shares [Member]	Dec. 31, 2011 Series A Preference Shares [Member]	Dec. 31, 2010 Series A Preference Shares [Member]	Dec. 31, 2013 Series A-1 Preference Shares [Member]	Dec. 31, 2012 Series A-1 Preference Shares [Member]	Dec. 31, 2011 Series A-1 Preference Shares [Member]	Dec. 31, 2010 Series A-1 Preference Shares [Member]	Dec. 31, 2013 Series B Preference Shares [Member]	Dec. 31, 2012 Series B Preference Shares [Member]	Dec. 31, 2011 Series B Preference Shares [Member]	Dec. 31, 2010 Series B Preference Shares [Member]	Dec. 31, 2013 Series B-1 Preference Shares [Member]	Dec. 31, 2012 Series B-1 Preference Shares [Member]	Dec. 31, 2011 Series B-1 Preference Shares [Member]	Dec. 31, 2010 Series B-1 Preference Shares [Member]	Dec. 31, 2013 Class A Ordinary Shares [Member]	Dec. 31, 2013 Class B Ordinary Shares [Member]	Dec. 31, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2013 Parent Company [Member] Series A Preference Shares [Member]	Dec. 31, 2012 Parent Company [Member] Series A Preference Shares [Member]	Dec. 31, 2011 Parent Company [Member] Series A Preference Shares [Member]	Dec. 31, 2013 Parent Company [Member] Series A-1 Preference Shares [Member]	Dec. 31, 2012 Parent Company [Member] Series A-1 Preference Shares [Member]	Dec. 31, 2011 Parent Company [Member] Series A-1 Preference Shares [Member]	Dec. 31, 2013 Parent Company [Member] Series B Preference Shares [Member]	Dec. 31, 2012 Parent Company [Member] Series B Preference Shares [Member]	Dec. 31, 2011 Parent Company [Member] Series B Preference Shares [Member]	Dec. 31, 2013 Parent Company [Member] Series B-1 Preference Shares [Member]	Dec. 31, 2012 Parent Company [Member] Series B-1 Preference Shares [Member]	Dec. 31, 2011 Parent Company [Member] Series B-1 Preference Shares [Member]	Dec. 31, 2013 Parent Company [Member] Class A Ordinary Shares [Member]	Dec. 31, 2013 Parent Company [Member] Class B Ordinary Shares [Member]
Condensed Consolidated Balance Sheets, Captions [Line Items ]
Preference share, par value per share		$ 0.00001	$ 0.00001			$ 0.00001	$ 0.00001			$ 0.00001	$ 0.00001			$ 0.00001	$ 0.00001			$ 0.00001	$ 0.00001								$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001
Preference share, shares authorized				87,566,604		27,028,572	27,028,572			19,047,620	19,047,620			26,247,412	26,247,412			15,243,000	15,243,000								27,028,572	27,028,572		19,047,620	19,047,620		26,247,412	26,247,412		15,243,000	15,243,000
Preference share, shares issued						27,028,572	27,028,572			19,047,620	19,047,620			26,247,412	26,247,412			15,242,995	15,242,995								27,028,572	27,028,572		19,047,620	19,047,620		26,247,412	26,247,412		15,242,995	15,242,995
Preference share, shares outstanding						27,028,572	27,028,572	27,028,572		19,047,620	19,047,620	19,047,620		26,247,412	26,247,412	25,210,084		15,242,995	15,242,995								27,028,572	27,028,572		19,047,620	19,047,620		26,247,412	26,247,412		15,242,995	15,242,995
Ordinary share, par value per share	$ 0.00001	$ 0.00001	$ 0.00001																				$ 0.00001	$ 0.00001	$ 0.00001
Ordinary share, shares authorized	5,000,000,000	4,912,433,396	4,912,433,396																		4,800,000,000	200,000,000	5,000,000,000	4,912,433,396	4,912,433,396													4,800,000,000	200,000,000
Ordinary share, shares issued	158,876,693	44,245,388	44,245,388																		27,064,706	131,811,987	158,876,693	44,245,388	44,245,388													27,064,706	131,811,987
Ordinary share, shares outstanding	158,876,693	44,245,388	44,245,388																		27,064,706	131,811,987	158,876,693	44,245,388	44,245,388													27,064,706	131,811,987